Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Research and Development costs
Research and development costs	€ 9,283	€ 6,060
Increase in research and development costs compared to same period in prior year	€ 3,223